Indebtedness - Asset-backed Revolving Credit Facility - Additional Information (Detail) (Asset-backed Revolving Credit Facility [Member], USD $) In Millions, unless otherwise specified	12 Months Ended						0 Months Ended		0 Months Ended
	Jan. 31, 2014	Jan. 31, 2014 Federal Funds Open Rate [Member]	Jan. 31, 2014 LIBOR [Member]	Jan. 31, 2014 Maximum [Member]	Jan. 31, 2014 Minimum [Member]	Jan. 31, 2014 Minimum [Member] Period of Twelve Consecutive Month [Member]	Apr. 15, 2014 Subsequent Event [Member]	Apr. 15, 2014 Subsequent Event [Member] Maximum [Member]	Apr. 15, 2014 Subsequent Event [Member] Maximum [Member] LIBOR [Member]	Apr. 15, 2014 Subsequent Event [Member] Minimum [Member] LIBOR [Member]	Apr. 15, 2014 Subsequent Event [Member] Cash collateralized for outstanding letters of credit [Member]	Apr. 15, 2014 Subsequent Event [Member] Paid to terminate Credit Agreement [Member]	Apr. 15, 2014 Subsequent Event [Member] Commissions and other expenses [Member]	Apr. 15, 2014 Subsequent Event [Member] Letter of Credit [Member]	Apr. 15, 2014 Subsequent Event [Member] Swingline Borrowings [Member]
Debt Instrument [Line Items]
Term of revolving credit facility							5 years
Maximum borrowing capacity							$ 135.0							$ 75.0	$ 15.0
Borrowings details							Lesser of (i) $135.0 million and (ii) the borrowing base (as defined in the ABL facility agreement). The borrowing base is defined as the sum of: • 85% of book value of eligible accounts receivable (other than unbilled receivables), plus • 60% of eligible unbilled receivables, plus • real property availability, plus • equipment availability, plus • the supplemental reserve, minus • any reserves established from time to time by the co-collateral agents
Percentage of book value of eligible accounts receivable for borrowing base							85.00%
Percentage of eligible unbilled receivables for borrowing base							60.00%
Initial borrowing base							131.0
Amount outstanding							39.0				32.6	1.5	4.0
Additional borrowing capacity							65.0	65.0
Loans interest rate description	Pursuant to the ABL facility agreement, the revolving loans will bear interest at either: • the alternate base rate plus the applicable margin. The alternate base rate is equal to the highest of (a) the base rate, (b) the sum of the Federal Funds Open rate plus 0.5%, and (c) the sum of the Daily LIBOR rate plus 1%. Or • (ii) the LIBOR rate (as defined in the ABL facility agreement) for the interest period in effect for such borrowing plus the applicable margin.
Percent added to reference rate in effect from time to time to set the interest rate		0.50%	1.00%						3.25%	2.75%
Excess availability					20.0
Excess availability to determine excess availability	25.0
Number of consecutive business days to determine excess availability	5 days
Percentage of Total Availability	17.50%
Covenant compliance period description	Excess Availability has been equal to or greater than the greater of 17.5% of the Total Availability and $25.0 million for a period of 30 consecutive days and for two consecutive fiscal quarters after the closing date.
Covenant compliance period	30 days
Covenant Compliance, Fixed charge coverage ratio	1.00%
Covenant Compliance, First lien leverage ratio				5.00%
Cumulative minimum cash flow					(45)	(25)
FCPA investigation expenses	10.0
Percentage of increase in interest rate in case of default	2.00%
Non coverage insurance amount	$ 5